Intangible Assets (Disclosure of detailed information about intangible assets) (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	$ 248,010
Intangible assets other than goodwill at end of period	518,778	$ 248,010
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	248,010	0
Acquisition		78,000
Additions	333,369	170,010
Intangible assets other than goodwill at end of period	581,379	248,010
Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	0
Amortization	(62,601)	0
Intangible assets other than goodwill at end of period	(62,601)	0
MWB [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	91,970
Intangible assets other than goodwill at end of period	119,571	91,970
MWB [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	91,970	0
Acquisition		78,000
Additions	46,591	13,970
Intangible assets other than goodwill at end of period	138,561	91,970
MWB [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	0
Amortization	(18,990)	0
Intangible assets other than goodwill at end of period	(18,990)	0
IDSS [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	156,040
Intangible assets other than goodwill at end of period	399,207	156,040
IDSS [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	156,040	0
Acquisition		0
Additions	286,778	156,040
Intangible assets other than goodwill at end of period	442,818	156,040
IDSS [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	0
Amortization	(43,611)	0
Intangible assets other than goodwill at end of period	$ (43,611)	$ 0